INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Outstanding Debt and Derivatives Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
At fair value
Total at fair value	$ 27	$ 0
At amortized cost
Total at amortized cost	487	885
Total debt and derivatives	516	894
Non-current	287	225	[1]
Current	229	669	[1]
At discounted redemption amount
At discounted redemption amount
Total at discounted redemption amount	2	9
Warrants
At fair value
Total at fair value	27	0
Put option liabilities | At discounted redemption amount
At discounted redemption amount
Total at discounted redemption amount	2	9
Bonds
At amortized cost
Total at amortized cost	38	585
Interest accrued on Bonds
At amortized cost
Total at amortized cost	2	6
Lease liabilities
At amortized cost
Total at amortized cost	374	294
Loan Note Payable - VEON Amsterdam B.V.
At amortized cost
Total at amortized cost	57	0
Other financial liabilities
At amortized cost
Total at amortized cost	$ 16	$ 0

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation